FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT - Narrative (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($) derivative	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) derivative	Feb. 28, 2016 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		$ 254,525	$ 113,073	$ 174,721
Percentage debt with floating interest rates		25.00%	26.00%
Derivative instruments receivable		$ 53,993	$ 9,675	0
Gain on derivatives		53,623	17,509
U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Variable interest rate debt net of interest rate swaps		1,634,200
U.S. dollar denominated floating rate debt | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Increase in annual interest expense as a result of one percentage point increase in annual LIBOR and SOFR		16,300
Interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Restricted cash and cash equivalents		$ 0	0	13,400
Nominal amount of hedging instrument		550,000
Gain on derivatives		$ 53,600	17,500
Interest rate swap contract | Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative instruments receivable		54,000	9,700	0
Derivative financial liabilities		0	$ 5,700	$ 19,300
Interest rate swap contract | $150m borrowings
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument				150,000	150,000
Number of derivatives entered into | derivative				2
Interest rate swap contract | $250m Borrowings
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	250,000
Number of derivatives entered into | derivative	3
TFG Marine
Disclosure of detailed information about financial instruments [line items]
Loan notes receivable		$ 1,400